Employee benefits (Details Narrative)	Mar. 30, 2023 $ / shares shares	Mar. 30, 2023 R$ / shares shares	Apr. 28, 2023 shares	Apr. 28, 2022 shares	Mar. 30, 2022 shares
Employee Benefits
Fair value price per shares | (per share)	$ 15.94	R$ 81.82
Number of shares issued	1,330,503	1,330,503	1,177,755	1,709,955	1,437,588